TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12.31.2023	12.31.2022
Services and goods(1)	10,996,158	10,411,091
Interconnection amounts(1)/(2)	683,876	824,960
Vivo Money FIDC	358,000	182,805
Amounts from related parties (Note 29)(1)	68,924	67,669
Gross accounts receivable	12,106,958	11,486,525
Estimated impairment losses	(2,437,845)	(2,396,382)
Net accounts receivable	9,669,113	9,090,143

Current	9,318,077	8,691,114
Non-current	351,036	399,029

(1)The consolidated include R$2,551,270 and R$2,339,241 to be billed to customers on December 31, 2023 and 2022, respectively. It also includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.
(2)Refer to billed amounts from other telecommunications operators.

Schedule of non-current trade accounts receivable

	12.31.2023	12.31.2022
B2B merchandise resale portion – 24 months	207,405	235,368
Vivo TECH product(1)	424,404	443,761
Nominal amount receivable	631,809	679,129
Deferred financial income	(73,696)	(88,610)
Present value of accounts receivable	558,113	590,519
Estimated impairment losses	(207,077)	(191,490)
Net amount receivable	351,036	399,029

(1)The maturity schedule of the nominal amounts and the present value of the Vivo TECH product does not exceed five years.

Schedule of amounts receivable, by maturity

	12.31.2023	12.31.2022
Falling due	7,887,693	7,575,318
Overdue – 1 to 30 days	1,134,381	876,229
Overdue – 31 to 60 days	270,926	189,164
Overdue – 61 to 90 days	140,426	139,827
Overdue – 91 to 120 days	138,234	121,984
Overdue – over 120 days	97,453	187,621
Total	9,669,113	9,090,143

Schedule of changes in contractual assets arising from the initial adoption of IFRS 15
Schedule of changes in estimated losses for impairment

Balance on December 31, 2021	(2,171,336)
Supplement to estimated losses, net of reversal (Note 26)	(1,315,614)
Write-off	1,126,600
Business combination – Garliava (note 1.c.3)	(36,032)
Balance on December 31, 2022	(2,396,382)
Supplement to estimated losses, net of reversal (Note 26)	(1,362,678)
Write-off	1,321,215
Balance on December 31, 2023	(2,437,845)